Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Others	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of collateral and contractual commitments with suppliers, advances from customers and other [text block]
29.	COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS

	2020	2019

Collateral given for the Company's own liabilities	799.0	817.0
Other commitments	1,629.9	1,245.2
	2,428.9	2,062.2

Commitments to suppliers	17,768.4	15,877.3
	17,768.4	15,877.3

The collateral provided for liabilities totaled approximately
R$2,428.9
as at
December 31, 2020 (
R$2,062.2
as at
December 31, 2019),
including
R$729.2
(
R$693.3
as at
December 31, 2019)
of cash guarantees. The deposits in cash used as guarantees are presented as part of other assets. To provide the guarantees required for derivatives exchanges and/or counterparties contracted in certain derivative financial instrument transactions, as at
December 31, 2020,
Ambev maintained
R$798.9
(
R$816.9
as at
December 31, 2019)
in highly liquid financial investments or in cash, classified as cash and cash equivalents and investment securities (Note
28
-
Financial instruments and risks
).

Most of the balance relates to commitments to suppliers of packaging.

Future contractual commitments as at
December 31, 2020
and
2019
are as follow:

	2020	2019

Less than 1 year	9,218.2	9,300.5
Between 1 and 2 years	2,934.8	3,861.9
More than 2 years	5,615.4	2,714.9
	17,768.4	15,877.3